Intangible Assets - Intangible assets with undetermined useful life (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets
Other intangible assets with indefinite useful life	R$ 1,196	R$ 1,196